Note 13 - Retirement and Pension Plans - Actuarial Assumptions to Determine Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discount rate	0.80%	1.00%
Rate of compensation increases	2.00%	2.00%	2.00%